Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures
Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
Goldman Sachs & Co. LLC
Barclays Capital Inc.
RBC Capital Markets, LLC
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2019-A - Data File Procedures
We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Bank in an electronic data file entitled “2019-A_Decrypted.txt” (the “Data File”) provided by the Bank on January 25, 2019, containing certain information related to 42,275 student loans (the “Student Loans”) as of January 22, 2019 (the “Cutoff Date”), and an electronic file entitled “Potential Loans.xlsx” provided by the Bank on February 7, 2019, containing 35 Student Loan ID numbers which we were instructed to remove from the Data File. The Bank informed us that the 42,240 remaining Student Loans in the Data File are intended to be included as collateral in the offering of SMB Private Education Loan Trust 2019-A. The Bank is responsible for the specified attributes identified by the Bank in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
We are independent certified public accountants with respect to the Bank and its affiliates under Rule 1.200.001 of the AICPA’s Code of Professional Conduct.
Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means dollar amounts related to Current Principal Balance were within $1.00.
•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.
•
The term “Supplemental Data File” means an electronic data file entitled “2019-A_DriverFile.xlsx” provided by the Bank on January 25, 2019, containing Remaining Term information as of the Cutoff Date for the 42,240 Student Loans in the Data File.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International
Cooperative (“KPMG International”), a Swiss entity.

•
The term “Sources” means the ATLAS System, ENCORE System, FDR System, Supplemental Data File, Promissory Note, Final Disclosure correspondence, and SSN card correspondence within the ENCORE System; Branch Categorization Screen within the ATLAS System; and, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System furnished by the Bank. We make no representation regarding the validity, enforceability, or authenticity of such Sources.

A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 360 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

B.
For each Selected Student Loan, we recomputed or compared the specified attributes listed below contained in the Data File to the corresponding information in the respective Sources. The Specified Parties indicated that the absence of any of the specified Sources or the inability to agree the indicated information from the Data File to the Sources for each of the specified attributes, utilizing instructions provided by the Bank (as applicable and indicated below), constituted an exception, except for certain procedures related to Social Security Number and Signature(s) on the Promissory Note described below. The Sources are listed in the order of priority until such attribute was agreed.

Attributes	Sources / Bank’s Instructions
Social Security Number
Social Security Number, Loan Amount or Application ID information indicated on the Promissory Note, Final Disclosure correspondence, SSN card correspondence, and instructions provided by the Bank described below

Signature(s) on the Promissory Note
Promissory Note and instructions provided by the Bank described below. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s)

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen
Original Principal Balance
“TLDSBAMT” field in the “OTHER” option on #HDI Screen, sum of “LOAN DISBURSEMENT” amounts on #CSS Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen, and instructions provided by the Bank described below

Current Principal Balance
“ACCOUNT BALANCE” field on #CSS Screen, “EFF-DT” field on #CPH Screen, “CYCLE DATE” field on #CSS Screen, accrued interest recomputed using “INT_RT” field on #EDH Screen, “ACCOUNT BALANCE” field on #CSS Screen, “TOTAL ACCOUNT BALANCE” field in the “CYCLE DATE” field on #CSS Screen, applicable “AMOUNT-PAID” on #CPH Screen, sum of “ACCOUNT BALANCE” field on #CSS Screen, total of all “LOAN DISBURSEMENT” amounts on #CDS Screen, and instructions provided by the Bank described below

Loan Type	“#14” field on #NM CC Screen

Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and instructions provided by the Bank described below
Current Status End Date
Recompute using “CURR LOAN STAT” field on #EDH Screen and one of the following: “CYCLE DATE” and “CURR:GRAD/SEP DT” fields on #CSS Screen and #EDH Screen, respectively; “CYCLE DATE” and “RPMT BEGIN DT” fields on #CSS Screen and #EDH Screen, respectively; “CYCLE DATE” field on #CSS Screen and “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen; “CYCLE DATE” and “MATURITY DT” fields on #CSS Screen and #EDH Screen, respectively; notation of status change on #CIS Screen or #EDH Screen, and instructions provided by the Bank described below

Remaining Term
“CURR LOAN STAT” field on #EDH Screen, “MISC FIELD 2” field on #BS3 Screen, “#9” field on #NM CC Screen, “CYCLE DATE” field on #CSS Screen, “MATURITY DT” field on #EDH Screen, “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen, “DUE DATE” field on #CSS Screen, or the Supplemental Data File, and instructions provided by the Bank described below

Repayment Schedule Type	“MISC FIELD 2” field on #BS3 Screen, “CYCLE DATE” field on #CSS Screen, “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and instructions provided by the Bank described below
Interest Rate
“INT RT” field, “INT 1%” field, “INT 2%” field on #EDH Screen, “DAYS1” field on #ED2 Screen, “CYCLE DATE” field on #CSS Screen, or “PER DAY INTEREST” field on #CPO Screen and “ACCOUNT BALANCE” field on #CSS Screen, or “VAR CASH SET1” field on #CP2 Screen and “ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen, and instructions provided by the Bank described below

School Code	“MISC FIELD 5” field on #BS3 Screen
School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and instructions provided by the Bank as described below
State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen
Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen

Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen
1.
For purposes of comparing Social Security Number and Signature(s) on the Promissory Note, we were instructed by the Bank to (i) compare the Social Security Number in the “SSN” field in the Data File to the Social Security Number on the Promissory Note, (ii) compare the Original Principal Balance in the “OriginalBalance” field in the Data File to the Loan Amount on the Promissory Note, and (iii) observe Signature(s) on the Promissory Note. In the event, the Loan Amount listed on the Promissory Note was lower than the Original Principal Balance indicated in the Data File, the Bank instructed us to locate the Final Disclosure correspondence within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note. In the event, the Social Security Number contained on the Promissory Note did not agree to the “SSN” field in the Data File, the Bank instructed us to locate the SSN card correspondence, for which the SSN matched the SSN in the Data File. In the event the Promissory Note for a Selected Student Loan was not available, we were instructed by the Bank to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note was available for all Selected Student Loans.

2.
For purposes of comparing Original Principal Balance, the Bank instructed us to compare the Original Principal Balance in the “OriginalBalance” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen.

In the event the Original Principal Balance in the Data File did not agree, we were instructed by the Bank (i) for Selected Student Loans originated after July 2013, to compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or (ii) for Selected Student Loans originated in or prior to July 2013, to compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.
3.
For purposes of comparing Current Principal Balance, we were instructed by the Bank to compare the “PrincipalBalance” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen. In the event the information did not agree, we were instructed by the Bank to recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

a)	Read the date in the “EFF-DT” field on the #CPH Screen to identify if there was a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, but before the Cutoff Date;
b)
If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen minus one, and a denominator of 365 (i.e., the total number of days in the 2019 calendar year); and,

c)
Add the recomputed accrued interest from procedure (b), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.

d)
In the event the Recomputed Current Principal Balance did not agree, we were instructed to compare to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen.

4.	For purposes of comparing Loan Status, we were instructed by the Bank to compare Loan Status as follows:
a)
If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment), and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP” or “F***,” the Loan Status was “In-Repayment”;

b)	If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,
c)
Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen. In the event the Loan Status did not agree, the Bank instructed us to identify a notation of status change on the #CIS Screen.

5.	For purposes of comparing Current Status End Date, we were instructed by the Bank to recompute as follows:
a)
If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;

b)
If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen;

c)
If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” “DINT,” “DSCH,” “F***” (except “FORP”), or “SSGR,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen; or,

d)
If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “FORP,” “D***” (except “DINT,” “DMIP,” and “DSCH”), or “SSP*,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen.

e)
In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “CUR_STATUS_END_DT” field in the Data File, we were instructed by the Bank to calculate the Recomputed Current Status End Date as follows:

(i)
Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.

(ii)
If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

6.
For purposes of comparing Remaining Term, we were instructed by the Bank to compare Remaining Term to the “RemainingTerm” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;

b)
If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months1 between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen;

c)
If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen;

d)	In the event the Recomputed Remaining Term calculated in procedures (b) or (c) did not agree, we were instructed by the Bank to calculate the Recomputed Remaining Term as follows:
(i)
If the Cutoff Date was after the current “DUE DATE” field on the #CSS Screen, recompute as (a) the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen as of the Cutoff Date and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following date in the “MATURITY DT” field on the #EDH Screen, minus (b) one; or,

(ii)    If the Cutoff Date was on or before the current “DUE DATE” field on the #CSS Screen, utilize the Remaining Term contained in the “LOAN_RPMT_RMNG_TERM_CNT” column in the Supplemental Data File.
7.	For purposes of comparing Repayment Schedule Type, we were instructed by the Bank to compare the Repayment Schedule Type as follows:
a)
If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N”;

b)
If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

#CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V”;
c)
If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W”;

d)
If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z”;

e)	If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D”;
f)	If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E”;
g)	If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T”; and,
h)
If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

8.	For purposes of comparing Interest Rate, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT RT” field on the #EDH Screen.
In the event the Interest Rate did not agree, we were instructed by the Bank to recompute Interest Rate (“Recomputed Interest Rate”) as follows:
a)	Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;
b)
If step (8.a) resulted in a date that is on or before the Cutoff Date, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT 1%” field on the #ED2 Screen;

c)
If step (8.a) resulted in a date that is after the Cutoff Date, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT 2%” field on the #ED2 Screen.

d)	In the event the Interest Rate calculated in step (b) or (c) did not agree, we were instructed by the Bank to recompute the Interest Rate as follows:
(i)	divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10
(ii)	add 0.0000099 and truncate to five decimals
(iii)	multiply by 365 (i.e., the total number of days in the 2019 calendar year), and
(iv)	round the value to the nearest 0.125 percent.

e)
In the event the Interest Rate calculated in step (d) did not agree, we were instructed by the Bank to recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen.

9.
For purposes of comparing School Type 1 (School Type) and School Type 2 (Title IV), we were instructed by the Bank to input the School Code in the “SchoolCode” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, we were instructed to consider School Types 1 and 2 as follows:

a)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” the School Type 1 was “4 year”;

b)	If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” the School Type 1 was “2 year”;
c)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” the School Type 1 was “Trade School”;

d)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit”;

e)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit”;

f)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No,” the School Type 2 was “Non-Title IV – For Profit”;

g)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – For Profit”;

h)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit”;

i)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Non-For Profit”;

j)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No,” the School Type 2 was “Non-Title IV – Not For Profit”;

k)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – Not For Profit.”

We were instructed by the Bank to compare the School Types 1 and 2 (School Type and Title IV) in the “SchoolCode” field and “TitleIV” field in the Data File, respectively, to the corresponding information derived based on the instructions above.
The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources. There were no conclusions that resulted from the procedures.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Bank in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.
The procedures performed were applied based on the information contained in the Data File, the Sources, and information and instructions provided by the Bank, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the information and instructions provided by the Bank, (iii) the reliability or accuracy of the Sources, which were used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).
The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/KPMG LLP
Irvine, CA
February 19, 2019

Exhibit A
The Selected Students Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2019A001	51	2019A051	101	2019A101	151	2019A151
2	2019A002	52	2019A052	102	2019A102	152	2019A152
3	2019A003	53	2019A053	103	2019A103	153	2019A153
4	2019A004	54	2019A054	104	2019A104	154	2019A154
5	2019A005	55	2019A055	105	2019A105	155	2019A155
6	2019A006	56	2019A056	106	2019A106	156	2019A156
7	2019A007	57	2019A057	107	2019A107	157	2019A157
8	2019A008	58	2019A058	108	2019A108	158	2019A158
9	2019A009	59	2019A059	109	2019A109	159	2019A159
10	2019A010	60	2019A060	110	2019A110	160	2019A160
11	2019A011	61	2019A061	111	2019A111	161	2019A161
12	2019A012	62	2019A062	112	2019A112	162	2019A162
13	2019A013	63	2019A063	113	2019A113	163	2019A163
14	2019A014	64	2019A064	114	2019A114	164	2019A164
15	2019A015	65	2019A065	115	2019A115	165	2019A165
16	2019A016	66	2019A066	116	2019A116	166	2019A166
17	2019A017	67	2019A067	117	2019A117	167	2019A167
18	2019A018	68	2019A068	118	2019A118	168	2019A168
19	2019A019	69	2019A069	119	2019A119	169	2019A169
20	2019A020	70	2019A070	120	2019A120	170	2019A170
21	2019A021	71	2019A071	121	2019A121	171	2019A171
22	2019A022	72	2019A072	122	2019A122	172	2019A172
23	2019A023	73	2019A073	123	2019A123	173	2019A173
24	2019A024	74	2019A074	124	2019A124	174	2019A174
25	2019A025	75	2019A075	125	2019A125	175	2019A175
26	2019A026	76	2019A076	126	2019A126	176	2019A176
27	2019A027	77	2019A077	127	2019A127	177	2019A177
28	2019A028	78	2019A078	128	2019A128	178	2019A178
29	2019A029	79	2019A079	129	2019A129	179	2019A179
30	2019A030	80	2019A080	130	2019A130	180	2019A180
31	2019A031	81	2019A081	131	2019A131	181	2019A181
32	2019A032	82	2019A082	132	2019A132	182	2019A182
33	2019A033	83	2019A083	133	2019A133	183	2019A183
34	2019A034	84	2019A084	134	2019A134	184	2019A184
35	2019A035	85	2019A085	135	2019A135	185	2019A185
36	2019A036	86	2019A086	136	2019A136	186	2019A186
37	2019A037	87	2019A087	137	2019A137	187	2019A187
38	2019A038	88	2019A088	138	2019A138	188	2019A188
39	2019A039	89	2019A089	139	2019A139	189	2019A189
40	2019A040	90	2019A090	140	2019A140	190	2019A190
41	2019A041	91	2019A091	141	2019A141	191	2019A191
42	2019A042	92	2019A092	142	2019A142	192	2019A192
43	2019A043	93	2019A093	143	2019A143	193	2019A193
44	2019A044	94	2019A094	144	2019A144	194	2019A194
45	2019A045	95	2019A095	145	2019A145	195	2019A195
46	2019A046	96	2019A096	146	2019A146	196	2019A196
47	2019A047	97	2019A097	147	2019A147	197	2019A197
48	2019A048	98	2019A098	148	2019A148	198	2019A198
49	2019A049	99	2019A099	149	2019A149	199	2019A199
50	2019A050	100	2019A100	150	2019A150	200	2019A200

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2019A201	242	2019A242	283	2019A283	324	2019A324
202	2019A202	243	2019A243	284	2019A284	325	2019A325
203	2019A203	244	2019A244	285	2019A285	326	2019A326
204	2019A204	245	2019A245	286	2019A286	327	2019A327
205	2019A205	246	2019A246	287	2019A287	328	2019A328
206	2019A206	247	2019A247	288	2019A288	329	2019A329
207	2019A207	248	2019A248	289	2019A289	330	2019A330
208	2019A208	249	2019A249	290	2019A290	331	2019A331
209	2019A209	250	2019A250	291	2019A291	332	2019A332
210	2019A210	251	2019A251	292	2019A292	333	2019A333
211	2019A211	252	2019A252	293	2019A293	334	2019A334
212	2019A212	253	2019A253	294	2019A294	335	2019A335
213	2019A213	254	2019A254	295	2019A295	336	2019A336
214	2019A214	255	2019A255	296	2019A296	337	2019A337
215	2019A215	256	2019A256	297	2019A297	338	2019A338
216	2019A216	257	2019A257	298	2019A298	339	2019A339
217	2019A217	258	2019A258	299	2019A299	340	2019A340
218	2019A218	259	2019A259	300	2019A300	341	2019A341
219	2019A219	260	2019A260	301	2019A301	342	2019A342
220	2019A220	261	2019A261	302	2019A302	343	2019A343
221	2019A221	262	2019A262	303	2019A303	344	2019A344
222	2019A222	263	2019A263	304	2019A304	345	2019A345
223	2019A223	264	2019A264	305	2019A305	346	2019A346
224	2019A224	265	2019A265	306	2019A306	347	2019A347
225	2019A225	266	2019A266	307	2019A307	348	2019A348
226	2019A226	267	2019A267	308	2019A308	349	2019A349
227	2019A227	268	2019A268	309	2019A309	350	2019A350
228	2019A228	269	2019A269	310	2019A310	351	2019A351
229	2019A229	270	2019A270	311	2019A311	352	2019A352
230	2019A230	271	2019A271	312	2019A312	353	2019A353
231	2019A231	272	2019A272	313	2019A313	354	2019A354
232	2019A232	273	2019A273	314	2019A314	355	2019A355
233	2019A233	274	2019A274	315	2019A315	356	2019A356
234	2019A234	275	2019A275	316	2019A316	357	2019A357
235	2019A235	276	2019A276	317	2019A317	358	2019A358
236	2019A236	277	2019A277	318	2019A318	359	2019A359
237	2019A237	278	2019A278	319	2019A319	360	2019A360
238	2019A238	279	2019A279	320	2019A320
239	2019A239	280	2019A280	321	2019A321
240	2019A240	281	2019A281	322	2019A322
241	2019A241	282	2019A282	323	2019A323

Note: The Bank has assigned a unique Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.